SEGMENT AND GEOGRAPHICAL INFORMATION (Operating Results of Reportable Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting Information [Line Items]
Revenue	$ 84,998	$ 82,532
Depreciation and amortization	344	430
Loss (Profit) from continuing operations	4,254	2,447
Total assets	$ 37,157	$ 32,894
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization
Loss (Profit) from continuing operations	$ 1,266	$ 1,325
Total assets	473	584
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	84,495	82,136
Depreciation and amortization	315	380
Loss (Profit) from continuing operations	1,126	(623)
Total assets	36,277	32,051
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	503	396
Depreciation and amortization	29	50
Loss (Profit) from continuing operations	1,862	1,745
Total assets	$ 407	$ 259